Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Short-Term Borrowings (Repurchase Agreements)
Short-term borrowings (repurchase agreements) of the Company were cash management accounts as follows:

(dollars in thousands)	2023	2022	2021

Amount outstanding at December 31,	$88,990	$122,700	$244,686
Maximum amount outstanding at any month end	134,293	253,219	244,686
Average amount outstanding	114,639	177,599	232,815
Weighted average interest rate:
For the year	0.88%	0.42%	0.39%
As of year end	0.86	0.86	0.37